Statements of Income and Expenses - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income
Interest Income	$ 4,793,315	$ 2,271,490	$ 336,658
Dividends from Affiliates	793,980	50,015
Total Income	5,587,295	2,321,505	336,658
Expenses
Management Fee	4,976,113	6,349,708	8,897,003
Brokerage Commissions and Fees	137,810	209,040	367,529
Interest Expense	9,086	14,496	25,211
Total Expenses	5,123,009	6,573,244	9,289,743
Less: Waivers	(88,610)	(25,204)	0
Net Expenses	5,034,399	6,548,040	9,289,743
Net Investment Income (Loss)	552,896	(4,226,535)	(8,953,085)
Net Realized Gain (Loss) on
United States Treasury Obligations	(7,094)	3,553	2,884
Currency Futures Contracts	(51,958,105)	38,971,461	79,589,339
Net Realized Gain (Loss)	(51,965,199)	38,975,014	79,592,223
Net Change in Unrealized Gain (Loss) on
United States Treasury Obligations	(14,657)	(59,876)	(4,287)
Affiliated Investments	(317,334)
Currency Futures Contracts	(9,961,447)	(7,087,803)	(10,493,639)
Net Change in Unrealized Gain (Loss)	(10,293,438)	(7,147,679)	(10,497,926)
Net Realized and Net Change in Unrealized Gain (Loss) on United States Treasury Obligations, Affiliated Investments and Currency Futures Contracts	(62,258,637)	31,827,335	69,094,297
Net Income (Loss)	$ (61,705,741)	$ 27,600,800	$ 60,141,212